Uncategorized Items
[rr_AcquiredFundFeesAndExpensesOverAssets]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0002	[footnote_80693988]	0.0002	[footnote_80693988]	0.0002	[footnote_80693988]	0.0002	[footnote_80693988]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_63846523]	0.0001	[footnote_80924028]	0.0001	[footnote_80924028]	0.0001	[footnote_80924028]	0.0001	[footnote_80924028]	0.0001	[footnote_80924028]	0.0001	[footnote_81435705]	0.0001	[footnote_81435705]	0.0001	[footnote_81435705]	0.0001	[footnote_81435705]	0.0001	[footnote_81435705]
[rr_AnnualFundOperatingExpensesTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tit_S000008754Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tit_S000019674Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tit_S000023539Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tit_S000040303Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tit_S000042076Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_AnnualReturn2004]	0.1462
[rr_AnnualReturn2005]	(0.0307)
[rr_AnnualReturn2006]	0.1351
[rr_AnnualReturn2007]	0.1086
[rr_AnnualReturn2008]	0.0628										0.0526
[rr_AnnualReturn2009]	0.1886										0.1727								0.2390
[rr_AnnualReturn2010]	0.1268										0.1279								0.1494
[rr_AnnualReturn2011]	(0.0237)										(0.0130)								(0.0108)
[rr_AnnualReturn2012]	0.1581										0.1310								0.1903
[rr_AnnualReturn2013]	0.0222										(0.0033)								0.0355
[rr_AverageAnnualReturnInceptionDate]																																																						Dec. 03, 2007	Dec. 03, 2007	Dec. 03, 2007	Dec. 03, 2007	Sep. 30, 2008	Sep. 30, 2008	Sep. 30, 2008	Sep. 30, 2008	Dec. 03, 2007	Dec. 03, 2007	Sep. 30, 2008	Sep. 30, 2008
[rr_AverageAnnualReturnLabel]																																																						Return Before Taxes				Return Before Taxes								Return Before Taxes
[rr_AverageAnnualReturnSinceInception]											0.0664		0.0705		0.0718		0.0771		0.1132		0.1180		0.1198		0.1252																																										0.0332	0.0504	0.0459	0.0501	0.0804	0.0905
[rr_AverageAnnualReturnYear01]	(0.0210)		0.0075		0.0241		0.0197				(0.0456)		(0.0171)		(0.0060)		(0.0005)		(0.0082)		0.0215		0.0329		0.0381																																										(0.0456)	(0.0219)	(0.0254)	(0.0534)	(0.0046)	(0.0272)	(0.0400)	(0.0116)	(0.0374)
[rr_AverageAnnualReturnYear05]	0.0818		0.0868		0.0940		0.0915				0.0711		0.0766		0.0781		0.0834		0.1071		0.1120		0.1138		0.1193																																										0.0227	0.0436	0.0504	0.0561	0.0761	0.0860	0.0228	0.0570	0.0618
[rr_AverageAnnualReturnYear10]	0.0822		0.0824		0.0895		0.0853																																																																		0.0415	0.0572	0.0612
[rr_BarChartAndPerformanceTableHeading]																																																	Performance	Performance	Performance	Performance	Performance
[rr_BarChartClosingTextBlock]
Best Quarter:	Q4'04	10.37%
Worst Quarter:	Q3'11	-7.76%
As of September 30, 2014, the Fund's year-to-date return was 3.32%.

Best Quarter:	Q2'09	9.61%
Worst Quarter:	Q3'11	-6.65%
As of September 30, 2014, the Fund's year-to-date return was 1.65%.

Best Quarter:	Q2'09	12.03%
Worst Quarter:	Q3'11	-7.92%
As of September 30, 2014, the Fund's year-to-date return was 2.03%.

[rr_BarChartDoesNotReflectSalesLoads]																																																	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
[rr_BarChartHeading]																																																	Class A Annual Total Returns	Class A Annual Total Returns	Class A Annual Total Returns
[rr_BarChartHighestQuarterlyReturn]	0.1037										0.0961								0.1203
[rr_BarChartHighestQuarterlyReturnDate]																																																						Jun. 30, 2009				Jun. 30, 2009								Dec. 31, 2004
[rr_BarChartLowestQuarterlyReturn]	(0.0776)										(0.0665)								(0.0792)
[rr_BarChartLowestQuarterlyReturnDate]																																																						Sep. 30, 2011				Sep. 30, 2011								Sep. 30, 2011
[rr_BarChartTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tit_S000008754Member ~	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tit_S000019674Member ~	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tit_S000023539Member ~
[rr_DistributionAndService12b1FeesOverAssets]	0.0025		0.0065		0.00		0.0050		0.00		0.0030		0.0065		0.0050		0.00		0.0025		0.0065		0.0050		0.00		0.00		0.0025		0.0065		0.0050		0.00		0.00		0.0025	[footnote_54990479]	0.0065	[footnote_54990479]	0.0050	[footnote_54990479]	0.00	[footnote_54990479]	0.00	[footnote_54990479]
[rr_ExpenseBreakpointDiscounts]																																																	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																																																																												100,000	100,000	100,000	100,000	100,000
[rr_ExpenseExampleHeading]																																																	Example	Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]																																																	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[rr_ExpenseExampleNoRedemptionByYearCaption]																																																	If you do not sell your shares:	If you do not sell your shares:	If you do not sell your shares:	If you do not sell your shares:	If you do not sell your shares:
[rr_ExpenseExampleNoRedemptionTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tit_S000008754Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tit_S000019674Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tit_S000023539Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tit_S000040303Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tit_S000042076Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleNoRedemptionYear01]																																																																																	132	144	146	169	128
[rr_ExpenseExampleNoRedemptionYear03]																																																																																	414	467	455	931	940
[rr_ExpenseExampleNoRedemptionYear05]																																																																																	717	815	786	1,715	1,771
[rr_ExpenseExampleNoRedemptionYear10]																																																																																	1,579	1,795	1,724	3,769	3,931
[rr_ExpenseExampleWithRedemptionTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tit_S000008754Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tit_S000019674Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tit_S000023539Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tit_S000040303Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tit_S000042076Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleYear01]																																																																																	232	244	246	269	228	513	66	117	53	528	128	78	526	130	80	68	548	154	99	103	509	113	62	62
[rr_ExpenseExampleYear03]																																																																																	414	467	455	931	940	702	210	368	169	768	421	264	741	408	251	219	1,203	887	826	737	1,212	896	747	916
[rr_ExpenseExampleYear05]																																																																																	717	815	786	1,715	1,771	907	367	637	295	1,027	735	467	974	707	438	382	1,881	1,643	1,576	1,398	1,936	1,699	1,455	1,786
[rr_ExpenseExampleYear10]																																																																																	1,579	1,795	1,724	3,769	3,931	1,497	822	1,409	664	1,767	1,628	1,052	1,642	1,556	977	857	3,684	3,634	3,555	3,168	3,846	3,798	3,341	4,034
[rr_ExpenseHeading]																																																	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]																																																	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 165 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 165 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 165 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 165 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 165 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.
[rr_ExpensesOverAssets]	0.0091		0.0131		0.0066		0.0116		0.0053		0.0116		0.0151		0.0136		0.0086		0.0104		0.0144		0.0129		0.0079		0.0069		0.0324		0.0364		0.0349		0.0344		0.0299		0.0347		0.0387		0.0372		0.0322		0.0405
[rr_FeeWaiverOrReimbursementOverAssets]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0010)	[footnote_80693988]	(0.0010)	[footnote_80693988]	(0.0010)	[footnote_80693988]	(0.0010)	[footnote_80693988]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0001)	[footnote_63846523]	(0.0198)	[footnote_80924028]	(0.0198)	[footnote_80924028]	(0.0198)	[footnote_80924028]	(0.0247)	[footnote_80924028]	(0.0198)	[footnote_80924028]	(0.0261)	[footnote_81435705]	(0.0261)	[footnote_81435705]	(0.0261)	[footnote_81435705]	(0.0261)	[footnote_81435705]	(0.0344)	[footnote_81435705]
[rr_HighestQuarterlyReturnLabel]																																																						Best Quarter:				Best Quarter:								Best Quarter:
[rr_LowestQuarterlyReturnLabel]																																																						Worst Quarter:				Worst Quarter:								Worst Quarter:
[rr_ManagementFeesOverAssets]	0.0047	[footnote_80699790]	0.0047	[footnote_80699790]	0.0047	[footnote_80699790]	0.0047	[footnote_80699790]	0.0047	[footnote_80699790]	0.0067		0.0067		0.0067		0.0067		0.0061		0.0061		0.0061		0.0061		0.0061		0.0105		0.0105		0.0105		0.0105		0.0105		0.0065		0.0065		0.0065		0.0065		0.0065
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]	0.0425		0.00		0.00		0.00		0.00		0.0425		0.00		0.00		0.00		0.0425		0.00		0.00		0.00		0.00		0.0425		0.00		0.00		0.00		0.00		0.0425		0.00		0.00		0.00		0.00
[rr_MaximumDeferredSalesChargeOverOfferingPrice]	0.00	[footnote_76706188]	0.0100		0.00		0.00		0.00		0.00	[footnote_76706188]	0.0100		0.00		0.00		0.00	[footnote_76706188]	0.0100		0.00		0.00		0.00		0.00	[footnote_76706188]	0.0100		0.00		0.00		0.00		0.00	[footnote_76706188]	0.0100		0.00		0.00		0.00
[rr_NetExpensesOverAssets]	0.0090	[footnote_63846523],[footnote_78413967]	0.0130	[footnote_63846523],[footnote_78413967]	0.0065	[footnote_63846523],[footnote_78413967]	0.0115	[footnote_63846523],[footnote_78413967]	0.0052	[footnote_63846523],[footnote_78413967]	0.0106	[footnote_78413967],[footnote_80693988]	0.0141	[footnote_78413967],[footnote_80693988]	0.0126	[footnote_78413967],[footnote_80693988]	0.0076	[footnote_78413967],[footnote_80693988]	0.0103	[footnote_63846523],[footnote_78413967]	0.0143	[footnote_63846523],[footnote_78413967]	0.0128	[footnote_63846523],[footnote_78413967]	0.0078	[footnote_63846523],[footnote_78413967]	0.0068	[footnote_63846523],[footnote_78413967]	0.0126	[footnote_78413967],[footnote_80924028]	0.0166	[footnote_78413967],[footnote_80924028]	0.0151	[footnote_78413967],[footnote_80924028]	0.0097	[footnote_78413967],[footnote_80924028]	0.0101	[footnote_78413967],[footnote_80924028]	0.0086	[footnote_78413967],[footnote_81435705]	0.0126	[footnote_78413967],[footnote_81435705]	0.0111	[footnote_78413967],[footnote_81435705]	0.0061	[footnote_78413967],[footnote_81435705]	0.0061	[footnote_78413967],[footnote_81435705]
[rr_ObjectiveHeading]																																																	Investment Goal	Investment Goal	Investment Goal	Investment Goal	Investment Goal
[rr_ObjectivePrimaryTextBlock]																																																	Current income with capital appreciation and growth of income.	Current income with capital appreciation and growth of income.	Total investment return consisting of a combination of interest income, capital appreciation, and currency gains.	To seek current income with capital appreciation as a secondary goal.	Current income with capital appreciation.
[rr_OperatingExpensesCaption]																																																	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]	0.0018	[footnote_80699790]	0.0018	[footnote_80699790]	0.0018	[footnote_80699790]	0.0018	[footnote_80699790]	0.0005	[footnote_80699790]	0.0017		0.0017		0.0017		0.0017		0.0017		0.0017		0.0017		0.0017		0.0007		0.0193		0.0193		0.0193		0.0238		0.0193		0.0256		0.0256		0.0256		0.0256		0.0339
[rr_PerformanceAvailabilityPhone]																																																	(800) DIAL BEN/342-5236	(800) DIAL BEN/342-5236	(800) DIAL BEN/342-5236
[rr_PerformanceAvailabilityWebSiteAddress]																																																	franklintempleton.com	franklintempleton.com	franklintempleton.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]																																																	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Because the Fund does not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Because the Fund does not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

[rr_PerformanceOneYearOrLess]																																																				Because the Fund does not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.	Because the Fund does not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.
[rr_PerformancePastDoesNotIndicateFuture]																																																	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Class R shares prior to their inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

[rr_PerformanceTableHeading]																																																	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
[rr_PerformanceTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tit_S000008754Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tit_S000019674Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tit_S000023539Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~
[rr_PortfolioTurnoverHeading]																																																	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																																																																																									0.3518	0.3345	0.2885	0.0631
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.18% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.45% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.85% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.31% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

[rr_RiskHeading]																																																	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskNarrativeTextBlock]

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

[rr_RiskNondiversifiedStatus]																																																	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss
[rr_ShareholderFeesCaption]																																																	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]																																																	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tit_S000008754Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tit_S000019674Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tit_S000023539Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tit_S000040303Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tit_S000042076Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_StrategyHeading]																																																	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located around the world. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund's investment returns. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and interest rate swap agreements. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located outside the U.S. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets are invested in issuers located in at least three countries. The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 35% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund's investment returns. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and interest rate swap agreements. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund's investment returns. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and interest rate swap agreements. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in "emerging market countries," as well as bonds issued by "emerging market corporate entities."

“Bonds” include debt obligations of any maturity, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, including securities that are rated below investment grade (commonly referred to as "junk bonds") and securities in default, and such bonds may have fixed or floating interest rates. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

“Emerging market countries” include those countries considered to be developing or emerging by the International Monetary Fund, the World Bank, the United Nations, or the countries’ authorities, countries included in the JPMorgan Emerging Markets Bond Index - Global (EMBIG) or JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes, or countries with a stock market capitalization of less than 3% of the MSCI World Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. “Emerging market corporate entities” are entities that are incorporated or have a majority of their business activities in “emerging market countries” or that are included in the JPMorgan Corporate Emerging Bond Index. As used in this prospectus, the term “business activities” includes various financial metrics, including total revenue from either goods or services produced in emerging market countries, sales made in emerging market countries, assets or employees that are located in emerging market countries, and/or profitability derived from activities or operations in emerging market countries. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The Fund may maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may to enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund seeks to achieve its investment goal by investing principally in fixed or floating rate debt securities (including non-investment grade securities, commonly referred to as "junk bonds") and debt obligations issued by government or government-related issuers worldwide. The Fund may also purchase debt obligations issued by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development or the European Investment Bank. Although the Fund intends to primarily invest in investment grade debt securities, it may also invest up to 15% of its net assets in non-investment grade debt securities. The Fund seeks to manage the portfolio’s exposure to foreign currency, credit, and interest rate risks by investing in both hedged and unhedged, higher and lower credit quality, and varying maturity fixed income securities, as well as cash and cash equivalents.

The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets are invested in issuers located in at least three countries (including the U.S.). Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. The Fund may invest without limit in emerging markets.

Investment grade bonds are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor’s (S&P®) or Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s investment manager to be of comparable quality. Generally, lower rated securities (also commonly known as “junk bonds”) pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund's investment returns. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and interest rate swap agreements. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

[rr_StrategyPortfolioConcentration]																																																	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.”	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.”	Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”).
[rr_YearToDateReturnLabel]																																																						As of September 30, 2014, the Fund's year-to-date return was 1.65%.				As of September 30, 2014, the Fund's year-to-date return was 2.03%.								As of September 30, 2014, the Fund's year-to-date return was 3.32%.